Fees Summary	Jan. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 354,620,876.34
Previously Paid Amount	0.00
Total Fee Amount	48,973.14
Total Offset Amount	0.00
Net Fee	$ 48,973.14